SHARE-BASED COMPENSATION (Schedule of Estimated Using Acceptable Option Pricing Models) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield (%)	0.00%	0.00%	0.00%
Expected volatility of the share prices (%)	63.00%	72.00%	71.00%
Early exercise factor (%)	150.00%
Weighted average share prices (Dollar)	$ 7.8	$ 8.56	$ 8.98
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate (%)	1.22%	0.28%	0.25%
Early exercise factor (%)		100.00%	100.00%
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate (%)	2.15%	2.00%	2.24%
Early exercise factor (%)		150.00%	150.00%